Long-Term Investments - Schedule of Provision for Impairment (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Provision for Impairment [Abstract]
Beginning balance
Addition	1,155,411
Exchange difference	15,175
Ending balance	1,170,586
Addition	1,155,411
Exchange difference	$ 15,175